Capital Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Ordinary Capital Stock
	2023	2022

As of January 1	35,554,677	19,554,677
Issued during the year	-	16,000,000
As of December 31	35,554,677	35,554,677